Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the remuneration committee view the link between our performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.” For the most recently completed fiscal year, we did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to the named executive officers. Accordingly, we have omitted the tabular list of financial performance measures and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.
Required Tabular Disclosure of Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) and our performance for the fiscal years listed below. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “Compensation Actually Paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)(5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	11,678,834	21,968,689	2,930,061	4,744,087	158.15	84.19	(55,287)
2022	8,008,503	51,268,598	—	—	132.11	80.50	(52,543)
2021	34,783,285	71,311,934	—	—	79.26	89.56	(180,029)
(1)
Dr. Jallal was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for 2023 are our other named executive officers: Mr. Di Donato, Dr. Berman and Ms. St. Leger. Effective January 1, 2024, we began filing periodic reports and registration statements on U.S. domestic issuer forms. Prior to 2024, we were a foreign private issuer and were not required to disclose the annual compensation amounts for our named executive officers and were only required to disclose the PEO’s compensation in our Remuneration Report as a company organized under the laws of England and Wales. As such, we have provided our PEO’s compensation for 2021, 2022, and 2023 and only provided the 2023 compensation for Non-PEO NEOs.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	11,678,834	(10,299,998)	20,589,853	21,968,689
2022	8,008,503	(6,637,003)	49,897,098	51,268,598
2021	34,783,285	(33,543,785)	70,072,434	71,311,934
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,930,061	(2,276,659)	4,090,685	4,744,087
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	10,061,180	10,963,409	—	(434,736)	—	—	20,589,853
2022	18,072,615	32,662,960	—	(838,477)	—	—	49,897,098
2021	44,663,905	18,173,726	—	7,234,803	—	—	70,072,434
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,223,872	1,819,569	—	47,244	—	—	4,090,685
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing one ordinary share) and of the Nasdaq Biotechnology Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting February 5, 2021, through the end of the listed year in our ADSs and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year included in our Annual Report for the year ended December 31, 2023.

Company Selected Measure Name	did not use any “financial performance measures”
Named Executive Officers, Footnote
(1)
Dr. Jallal was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for 2023 are our other named executive officers: Mr. Di Donato, Dr. Berman and Ms. St. Leger. Effective January 1, 2024, we began filing periodic reports and registration statements on U.S. domestic issuer forms. Prior to 2024, we were a foreign private issuer and were not required to disclose the annual compensation amounts for our named executive officers and were only required to disclose the PEO’s compensation in our Remuneration Report as a company organized under the laws of England and Wales. As such, we have provided our PEO’s compensation for 2021, 2022, and 2023 and only provided the 2023 compensation for Non-PEO NEOs.

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of our ADSs (each representing one ordinary share) and of the Nasdaq Biotechnology Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting February 5, 2021, through the end of the listed year in our ADSs and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,678,834	$ 8,008,503	$ 34,783,285
PEO Actually Paid Compensation Amount	$ 21,968,689	51,268,598	71,311,934
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	11,678,834	(10,299,998)	20,589,853	21,968,689
2022	8,008,503	(6,637,003)	49,897,098	51,268,598
2021	34,783,285	(33,543,785)	70,072,434	71,311,934
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	10,061,180	10,963,409	—	(434,736)	—	—	20,589,853
2022	18,072,615	32,662,960	—	(838,477)	—	—	49,897,098
2021	44,663,905	18,173,726	—	7,234,803	—	—	70,072,434
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,930,061	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,744,087	0	0
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,930,061	(2,276,659)	4,090,685	4,744,087
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,223,872	1,819,569	—	47,244	—	—	4,090,685
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the three most recently completed fiscal years, and the Peer Group TSR over the same period. TSR has been indexed to February 5, 2021, the date of our IPO.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, our cumulative TSR over the three most recently completed fiscal years, and the Peer Group TSR over the same period. TSR has been indexed to February 5, 2021, the date of our IPO.

Total Shareholder Return Amount	$ 158.15	132.11	79.26
Peer Group Total Shareholder Return Amount	84.19	80.5	89.56
Net Income (Loss)	$ (55,287,000)	$ (52,543,000)	$ (180,029,000)
PEO Name	Dr. Jallal	Dr. Jallal	Dr. Jallal
Additional 402(v) Disclosure
All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of Immunocore Holdings plc under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,299,998)	$ (6,637,003)	$ (33,543,785)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,589,853	49,897,098	70,072,434
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,061,180	18,072,615	44,663,905
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,963,409	32,662,960	18,173,726
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,736)	(838,477)	7,234,803
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,276,659)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,090,685
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,223,872
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,819,569
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,244
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0